Related parties transactions and balances - Summary of key management personnel remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 12,990	$ 11,626	$ 7,273
Share-based payment transactions	13,119	8,875	8,699
Total compensation paid to key personnel	$ 26,109	$ 20,501	$ 15,972